SEGMENTED INFORMATION (Tables)	12 Months Ended
Jan. 31, 2020
SEGMENTED INFORMATION [abstract]
Schedule of segmented operational activity and balances
January 31, 2020	Oregon	Nevada	Corporate	Consolidated
Total revenue	$5,503,872	$32,201,223	$—	$37,705,095
Gross profit (loss)	(1,006,077)	14,328,778	—	13,322,701
Operating expenses:
General and administration	(1,143,995)	(3,622,312)	(4,718,825)	(9,485,132)
Sales, marketing, and promotion	(377,549)	(135,421)	(607,959)	(1,120,929)
Depreciation and amortization	(485,856)	(2,882,023)	(37,237)	(3,405,116)
Share based compensation	—	—	(492,631)	(492,631)
Impairment of goodwill, assets	(26,514,747)	—	—	(26,514,747)
Interest, accretion, and other	(1,540,265)	7,979	387,173	(1,145,113)
Net profit (loss) before taxes	$(31,068,489)	$7,697,001	$(5,469,479)	$(28,840,967)

Assets	$9,646,005	$21,149,800	$30,654,280	$61,450,085
Liabilities	$3,079,174	$4,164,557	$40,626,799	$47,870,530

January 31, 2019	Oregon	Nevada	Corporate	Consolidated
Total revenue	$500,376	$2,085,135	$—	$2,585,511
Gross profit (loss)	(1,456,382)	1,638,949	—	182,567
Operating expenses	(1,069,567)	(734,635)	(10,405,213)	(12,209,415)
Other losses	(1,562,927)	(34,821)	(9,976,574)	(11,574,322)
Net profit (loss)	$(4,088,876)	$869,493	$(20,381,787)	$(23,601,170)

Assets	$6,578,366	$54,928,722	$15,925,938	$77,433,026
Liabilities	$7,976,115	$36,369,603	$12,000,695	$56,346,413